Convertible Debt At Fair Value	12 Months Ended
Dec. 31, 2016
Convertible Debt At Fair Value [Abstract]
Convertible Debt At Fair Value

NOTE 7: CONVERTIBLE DEBT AT FAIR VALUE

As part of an agreement entered into on March 16, 2016 (the “Exchange Agreement”) with RES (see Note 10), the Company issued to RES a Convertible Promissory Note (the “Note”), bearing interest at 6.25% per annum, in the principal amount of $1,012.  If the Series D Preferred Stock is outstanding, RES at its option may at any time elect to convert the Note, in whole or part, by notice delivered to the Company, into a number of shares of Series D Preferred Stock determined by dividing the principal amount of the Note to be converted by $10.00.  Any time the Series D Preferred Stock is required by its terms to be converted into common stock of the Company (see Note 10), the Note will be automatically converted into the number of shares of common stock that RES would have received had RES converted this Note into Series D Preferred Stock immediately prior to the conversion of the Series D Preferred Stock.  Any such conversion shall be reduced such that RES, together with its affiliates, does not beneficially own more than 49% of the voting stock of the Company and shall reduce the principal amount of the Note proportionally.

The Company has made an irrevocable election to record this Note in its entirety at fair value utilizing the fair value option available under U.S. GAAP in order to more accurately reflect the economic value of this Note. As such, gains and losses on the Note are included in net gain (loss) on derivatives and convertible debt within net earnings each reporting period. Losses related to this Note were recognized totaling $303 during the year ended December 31, 2016.  The fair value of the Note is determined using a Monte Carlo simulation model.  The Monte Carlo simulation method is a generally accepted statistical method used to generate a defined number of stock price paths in order to develop a reasonable estimate of the range of future expected stock prices of the Company and its peer group and minimize standard error. The fair value of the Note on the date of issuance was determined to be equal to its principal amount. Interest expense related to this Note is recorded separately from other changes in its fair value within interest expense each period.

The following table represents the difference between the fair value and the unpaid principal balance of the Note as of December 31, 2016:

	Fair value as of December 31, 2016	Unpaid principal balance as of December 31, 2016	Fair value carrying amount over/(under) unpaid principal
6.25% Convertible Debt	$1,315	$1,012	$303